CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 534,501	$ 23,493,805
Restricted cash		6,537,086
Accounts receivable, trade	19,680,682	55,985,013
Accounts receivable - related parties		49,559
Other receivables and prepayments	756,763	429,864
Consideration receivable from Sale of Honesty Group	57,477,790
Inventories	1,864,011	17,291,123
Advances to suppliers	4,609,506	23,312,312
Other current assets	60,548	46,615
Total current assets	84,983,801	127,145,377
PLANT AND EQUIPMENT, NET	217,586	16,886,297
OTHER ASSETS
Intangible assets, net		8,589,215
Total assets	85,201,387	152,620,889
CURRENT LIABILITIES
Accounts payable, trade	4,608,600	31,958,430
Accrued liabilities	353,147	333,659
Bank overdraft		1,492,226
Notes payable		26,346,505
Short-term loan		18,302,453
Short-term loan - shareholder	208,958	2,545,439
Other payables	343,883	1,679,541
Customer deposits	153,436	3,278,269
Taxes payable	5,552,293	2,526,279
Put option derivative liability		2,000,000
Total current liabilities	11,220,317	90,462,801
OTHER LIABILITIES
Warrant derivative liability	92,966	1,530,569
Total other liabilities	92,966	1,530,569
Total liabilities	11,313,283	91,993,370
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2011 and December 31, 2010
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,258,356shares and 17,428,089 shares issued and outstanding as of December 31, 2011 and 2010, respectively	17,258	17,428
Paid-in-capital	24,555,415	24,182,003
Statutory reserves	54,031	3,560,838
Retained earnings	49,177,643	29,051,779
Accumulated other comprehensive income	83,757	3,815,471
Total shareholders' equity	73,888,104	60,627,519
Total liabilities and shareholders' equity	$ 85,201,387	$ 152,620,889